Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Entity [Abstract]
Entity Registrant Name	HARMONY GOLD MINING CO LTD
Entity Central Index Key	0001023514
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Type	20-F
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Entity Common Stock, Shares Outstanding	603,142,706
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false